Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ 7,569	$ (1,500)	$ 1,837	$ (14,202)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	4,118	3,909	7,922	8,099
Provision for losses on accounts receivable	183	143	232	340
Stock-based compensation	968	148	369	308
Deferred income taxes			(424)	226
(Gain)/Loss on disposal of property and equipment	11	7	9	(9)
Loss on debt extinguishment			911
Changes in operating assets and liabilities:
Accounts receivable	(8,711)	(602)	(3,523)	569
Inventory	(5,644)	(3,402)	(9,875)	8,975
Prepaid expenses and other current assets	(3,458)	(579)	(639)	933
Other assets	(1,226)	(486)	(1,148)	(3,069)
Accounts payable	3,539	1,723	2,491	601
Accrued and other long-term liabilities	(736)	1,440	3,160	3,038
Customer advances	110	189	358	(223)
Deferred revenue	392	156	373	(243)
Non-current income taxes payable	540	169	1,358	616
Net cash provided by (used in) operating activities	(2,345)	1,315	3,411	5,959
Cash flows from investing activities:
Purchases of property, equipment and intangibles	(5,789)	(1,767)	(5,483)	(4,063)
Proceeds from sale of property and equipment	8	6	6	36
Net cash used in investing activities	(5,781)	(1,761)	(5,477)	(4,027)
Cash flows from financing activities:
Principal payments on debt and capital leases	(74)	(2,652)	(15,318)	(8,331)
Proceeds from public offering, net of offering costs	101,486
Net proceeds from debt financing			12,499
Cash paid on debt extinguishment			(388)
Net proceeds from issuance of convertible preferred stock		27,582	27,481	11,964
Payments of other financing costs			(191)	(44)
Proceeds from stock option exercises	123	66	336	52
Net cash provided by financing activities	101,535	24,996	24,419	3,641
Effect of exchange rate changes on cash	(371)	757	834	1,072
Net increase in cash and cash equivalents	93,038	25,307	23,187	6,645
Cash and cash equivalents, beginning of period	36,687	13,500	13,500	6,855
Cash and cash equivalents, end of period	129,725	38,807	36,687	13,500
Supplemental disclosures:
Cash paid for interest	506	914	1,437	2,060
Cash paid for income taxes	2,119	901	3,493	$ 1,271
Accrued purchases of property, equipment and intangibles	675	86	969
Accrued deferred offering costs	$ 1,087	$ 105	$ 530